Segment - Reportable segments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Segment Reporting Information [Line Items]
Total profit	¥ 661,378	$ 93,153	¥ 471,987	¥ 381,796
Sales and marketing expenses	(148,798)	(20,958)	(104,835)	(69,266)
General and administrative expenses	(320,144)	(45,091)	(201,007)	(236,713)
Research and development expenses	(790,547)	(111,346)	(555,179)	(368,435)
Other operating income, net	26,520	3,735	10,817	27,333
Interest income	99,813	14,058	58,734	32,584
Interest expenses	(3,069)	(432)
Foreign exchange (loss) gain	(452)	(64)	20,858	(13,275)
Other (loss) income, net	34	5	(2,161)	118
Net loss before income tax and share of loss in equity method investments	(475,265)	$ (66,940)	(300,786)	(245,858)
Reportable segments
Segment Reporting Information [Line Items]
Total profit	661,378		471,987	381,796
Sales and marketing expenses	(148,798)		(104,835)	(69,266)
General and administrative expenses	(320,144)		(201,007)	(236,713)
Research and development expenses	(790,547)		(555,179)	(368,435)
Other operating income, net	26,520		10,817	27,333
Interest income	99,813		58,734	32,584
Interest expenses	(3,069)
Foreign exchange (loss) gain	(452)		20,858	(13,275)
Other (loss) income, net	34		(2,161)	118
Net loss before income tax and share of loss in equity method investments	¥ (475,265)		¥ (300,786)	¥ (245,858)